Provision for Income Taxes Reconciles with U.S. Federal Statutory Rate (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Federal statutory rate		35.00%		35.00%		35.00%
Provision computed at federal statutory rate		$ 151.0		$ 142.0		$ 128.7
State and local taxes, net of federal tax benefit		5.8		5.8		2.6
Foreign		(5.3)		3.1		2.4
Valuation allowance		(0.9)		(0.6)		(3.2)
Tax reserves		0.2		(1.1)		0.8
Currency and other tax effects of Brazil Transaction(1)	15.3	(15.3)	[1]	20.5	[1]	0	[1]
Global restructuring(2)	20.5	20.5	[2]	0	[2]	0	[2]
Other		0		(2.6)		(2.4)
Provision for income taxes		$ 156.0		$ 167.1		$ 128.9
Effective income tax rate		36.20%		41.20%		35.10%

[1]	During the fourth quarter of 2012, we recorded a $15.3 million tax benefit as a result of tax authorities approving a tax method change which impacted the tax expense recorded in connection with the merger of our Brazilian business in the second quarter of 2011.
[2]	During the fourth quarter of 2012, we completed an international tax restructuring resulting in the recognition of tax expense of $20.5 million.